Risk Management Section - ING Bank portfolio, outstandings by economic sectors and geographical area (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 831,605	€ 773,636
Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	558,894	494,183
Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	256,026	261,105
Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,556	5,838
Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,129	12,510
Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215,232	194,382
Netherlands [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	141,831
Netherlands [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	68,568
Netherlands [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,705
Netherlands [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,128
Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	116,595	99,482
Belgium [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	75,537
Belgium [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37,484
Belgium [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,137
Belgium [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,437
Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	112,629	110,935
Germany [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	90,159
Germany [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,268
Germany [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	454
Germany [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	748
Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	222,998	215,415
Rest of Europe [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	146,834
Rest of Europe [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,260
Rest of Europe [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,652
Rest of Europe [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,252
Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,304	39,725
Australia [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,734
Australia [member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,125
Australia [member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57
Australia [member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	388
Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,429	51,970
Asia Pacific [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,677
Asia Pacific [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,330
Asia Pacific [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	184
Asia Pacific [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	238
Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,502	58,858
Americas [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39,937
Americas [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,463
Americas [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	314
Americas [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	788
Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,916
Africa [Member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	185
Africa [Member] | Non-investment grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,528
Africa [Member] | Substandard grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53
Africa [Member] | Non-performing grade [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	150
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	320,637	309,913
Private Individuals [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	118,115
Private Individuals [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,174
Private Individuals [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	81,448
Private Individuals [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,359
Private Individuals [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,109
Private Individuals [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	178
Private Individuals [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215
Private Individuals [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	58,497	64,198
Commercial Banks [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,780
Commercial Banks [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	340
Commercial Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,899
Commercial Banks [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,453
Commercial Banks [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,680
Commercial Banks [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,998
Commercial Banks [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,907
Commercial Banks [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	440
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,512	54,670
Natural resources [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,186
Natural resources [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,348
Natural resources [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	778
Natural resources [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,308
Natural resources [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	940
Natural resources [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,665
Natural resources [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,205
Natural resources [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,082
Real estate 1 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53,053	49,704
Real estate 1 [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,659
Real estate 1 [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,689
Real estate 1 [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,201
Real estate 1 [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,385
Real estate 1 [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,912
Real estate 1 [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	969
Real estate 1 [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,227
Real estate 1 [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11
Central Governments [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,037	44,518
Central Governments [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,772
Central Governments [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,127
Central Governments [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,769
Central Governments [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,128
Central Governments [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	374
Central Governments [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	232
Central Governments [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,304
Central Governments [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	331
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,547	38,108
Non-Bank Financial Institutions [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,615
Non-Bank Financial Institutions [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,351
Non-Bank Financial Institutions [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,539
Non-Bank Financial Institutions [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,150
Non-Bank Financial Institutions [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	625
Non-Bank Financial Institutions [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,235
Non-Bank Financial Institutions [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,029
Non-Bank Financial Institutions [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3
Transportation and logistics [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,476	27,893
Transportation and logistics [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,207
Transportation and logistics [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,063
Transportation and logistics [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	446
Transportation and logistics [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,710
Transportation and logistics [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	811
Transportation and logistics [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,101
Transportation and logistics [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,499
Transportation and logistics [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	639
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	62,202	23,099
Central Banks [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,721
Central Banks [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,343
Central Banks [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,690
Central Banks [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,174
Central Banks [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	226
Central Banks [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,041
Central Banks [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Central Banks [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7
Services [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,363	22,448
Services [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,707
Services [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,815
Services [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	877
Services [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,439
Services [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	321
Services [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	824
Services [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,380
Services [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Food, Beverages & Personal Care [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,951	20,341
Food, Beverages & Personal Care [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,640
Food, Beverages & Personal Care [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,234
Food, Beverages & Personal Care [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	390
Food, Beverages & Personal Care [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,281
Food, Beverages & Personal Care [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	84
Food, Beverages & Personal Care [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,211
Food, Beverages & Personal Care [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,098
Food, Beverages & Personal Care [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,982	20,278
Lower Public Administration [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	523
Lower Public Administration [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,544
Lower Public Administration [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,566
Lower Public Administration [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,808
Lower Public Administration [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,619
Lower Public Administration [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Lower Public Administration [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	922
Lower Public Administration [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
General Industries [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,532	19,860
General Industries [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,222
General Industries [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,293
General Industries [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,125
General Industries [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,996
General Industries [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6
General Industries [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,576
General Industries [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,314
General Industries [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Chemicals Health and Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,571	15,909
Chemicals Health and Pharmaceuticals [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,341
Chemicals Health and Pharmaceuticals [Member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,410
Chemicals Health and Pharmaceuticals [Member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,109
Chemicals Health and Pharmaceuticals [Member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,042
Chemicals Health and Pharmaceuticals [Member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147
Chemicals Health and Pharmaceuticals [Member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	541
Chemicals Health and Pharmaceuticals [Member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,981
Chemicals Health and Pharmaceuticals [Member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Other economic sector [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,245	€ 62,697
Other economic sector [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,744
Other economic sector [member] | Belgium [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,864
Other economic sector [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,792
Other economic sector [member] | Rest of Europe [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,765
Other economic sector [member] | Australia [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,450
Other economic sector [member] | Asia Pacific [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,858
Other economic sector [member] | Americas [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,421
Other economic sector [member] | Africa [Member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 351